Loan Payable – Related Party (Details)				6 Months Ended
	May 31, 2025 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	May 31, 2025 CNY (¥)	Mar. 18, 2025	Dec. 31, 2024 USD ($)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Payable – Related Party [Line Items]
Loan amount	$ 488,581			$ 2,093,919			¥ 3,500,000
Carrying interest rate										12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Loan repaid		$ 209,392	¥ 1,500,000
Outstanding loan				2,582,500	$ 2,534,490				$ 2,534,490
Interest expense				$ 153,049	$ 154,015
One Borrowing Agreement [Member]
Loan Payable – Related Party [Line Items]
Loan amount														$ 2,093,919	¥ 15,000,000
Two Borrowing Agreement [Member]
Loan Payable – Related Party [Line Items]
Loan amount												$ 209,392	¥ 1,500,000
Three Borrowing Agreement [Member]
Loan Payable – Related Party [Line Items]
Loan amount										$ 488,581	¥ 3,500,000
Third Party Loan [Member]
Loan Payable – Related Party [Line Items]
Maturity date	Jun. 14, 2028
One Year [Member]
Loan Payable – Related Party [Line Items]
Loan amount | ¥						¥ 15,000,000
One Year [Member] | Third Party Loan [Member]
Loan Payable – Related Party [Line Items]
Maturity date					Jan. 21, 2028
Beijing Baihengda [Member]
Loan Payable – Related Party [Line Items]
Ownership percent				10.00%		10.00%		10.00%